Investments accounted for using the equity method - Summary of share of profits/loss of equity method investees (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments accounted for using equity method [abstract]
Joint ventures	€ 118	€ 547	€ 286
Associates	(137)	(50)	13
Other	(14)	(6)	(35)
Total Share of the profit/(loss) of equity method investees	€ (33)	€ 491	€ 264